GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6—GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill is evaluated for impairment on at least an annual basis as of December 31, or more frequently if indicators of impairment exist. The annual impairment tests are based on Level 3 inputs. The changes in the carrying amounts of goodwill by reportable segment for the nine months ended September 30, 2017 and the year ended December 31, 2016 are as follows:

		Wellsite Completion
	Water	and Construction	Accommodations
	Solutions	Services	and Rentals	Total
	(in thousands)
Balance as of December 31, 2015	$137,534	$12,242	$995	$150,771
Impairment	(137,534)	—	(995)	(138,529)
Balance as of December 31, 2016	—	12,242	—	12,242
Additions	12,849	—	—	12,849
Balance as of September 30, 2017	$12,849	$12,242	$—	$25,091

The components of other intangible assets are as follows:

	September 30, 2017
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$80,131	$54,987	$25,144
Other	13,222	3,015	10,207
Total other intangible assets	$93,353	$58,002	$35,351

	December 31, 2016
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$48,236	$8,590
Other	5,491	2,495	2,996
Total other intangible assets	$62,317	$50,731	$11,586

Intangibles obtained through acquisitions are initially recorded at estimated fair value based on preliminary information that is subject to change until final valuations are obtained. Customer relationships and non‑compete agreements are being amortized over estimated useful lives ranging from five to seven years and three to five years, respectively. Other intangible assets primarily relate to certain water rights that are amortized over estimated useful lives ranging from three to eight years. Intangible assets obtained in the GRR Acquisition consisted of customer relationships and non-compete agreements that will be amortized over estimated useful lives of thirteen and five years, respectively, with a weighted-average estimated useful life of 12.5 years. As a result of the GRR Acquisition, the Company also obtained water rights totaling $3.7 million that have indefinite lives and will be evaluated periodically for impairment. Intangible assets obtained in the Resource Water Acquisition consisted of customer relationships and non-compete agreements that will be amortized over estimated useful lives of ten and three years, respectively, with a weighted-average estimated useful life of 8.6 years. The Company acquired patents of $1.9 million as part of the DAWS Acquisition, which are being amortized over the estimated useful lives of ten years.  See Note 3 – Acquisitions for further discussion.

Amortization expense was $2.6 million and $2.1 million for the three months ended September 30, 2017 and 2016, respectively, and $7.3 million and $6.7 million for the nine months ended September 30, 2017 and 2016, respectively.

NOTE 6—GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill is evaluated for impairment on at least an annual basis, or more frequently if indicators of impairment exist. As a result of triggering events during 2015, the Company conducted its goodwill impairment test as of September 30, 2015 and recognized the impairment presented below. The Company determined that additional triggering events were present during the first half of 2016 resulting in an additional impairment assessment also as indicated below. The annual impairment tests are based on Level 3 inputs. The changes in the carrying amounts of goodwill by reportable segment for the years ended December 31, 2016 and 2015 are as follows:

		Wellsite
	Water	Completion and	Accommodations
	Solutions	Construction Services	and Rentals	Total
	(in thousands)
Balance as of December 31, 2014	$157,902	$12,242	$995	$171,139
Impairment	(20,136)	—	—	(20,136)
Dispositions	(232)	—	—	(232)
Balance as of December 31, 2015	137,534	12,242	995	150,771
Impairment	(137,534)	—	(995)	(138,529)
Balance as of December 31, 2016	$—	$12,242	$—	$12,242

The components of other intangible assets are as follows:

	December 31, 2016
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$48,236	$8,590
Other	5,491	2,495	2,996
Total other intangible assets	$62,317	$50,731	$11,586

	December 31, 2015
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$40,163	$16,663
Other	4,924	1,747	3,177
Total other intangible assets	$61,750	$41,910	$19,840

Intangibles obtained through acquisitions are initially recorded at estimated fair value based on preliminary information which is subject to change until final valuations are obtained. Customer relationships and non-compete agreements are being amortized over estimated useful lives ranging from five to seven years and three to five years, respectively. Other intangible assets primarily relate to certain water rights that are amortized over estimated useful lives ranging from three to eight years.

Amortization expense was $8.7 million and $9.3 million for the years ended December 31, 2016 and 2015, respectively.

Future estimated amortization expense for other intangible assets as of December 31, 2016 for the next five succeeding years is expected to be as follows:

Year Ending December 31,	Amount
(in thousands)
2017	$7,473
2018	1,607
2019	166
2020	166
2021	166